Equity Method Based Investees and Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended											0 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2013 Frontline [Member]	Dec. 31, 2012 Frontline [Member]	Dec. 31, 2011 Frontline [Member]	Dec. 31, 2013 PixCell [Member]	Dec. 31, 2012 PixCell [Member]	Dec. 31, 2011 PixCell [Member]	Oct. 31, 2010 Orbotech Medical Solutions Ltd. [Member]	Feb. 10, 2011 Orbotech Medical Solutions Ltd. [Member]	Dec. 31, 2013 Orbotech Medical Solutions Ltd. [Member]	Feb. 10, 2011 Orbotech Ltd. [Member]	May 31, 2011 Orbotech Medical Denmark A/S [Member]
Schedule Of Results Related To Equity Accounted Investees [Line Items]
Investment in affiliates						$ 5,223,000	$ 5,712,000		$ 3,154,000	$ 1,156,000	$ 1,500,000
Share of earnings in associated company	(252,000)	(165,000)	[1]	(179,000)	[1]	5,553,000	6,764,000	7,236,000	252,000	165,000	179,000
Shares held, Percentage	79.25%								37.60%		21.00%
Additional investment in affiliates									2,000,000
Shares purchased, Amount									250,000
Consideration received for sale of a business												9,000,000
Contingent amount to be received upon reaching certain milestones												5,000,000
Performance - based milestone period														5 years
Transaction closing date														Feb. 10, 2011
After - tax Income				1,363,000	[1]										6,400,000
Revenue from subsidiary													800,000			3,100,000
Losses, net of tax													$ 1,000,000			$ 4,000,000

[1]	See Note 1a(ii).